UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.6% (2.3% of Total Investments)
$ 2,310	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,148,831
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 27.0% (17.4% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA	948,870
	Series 2007G, 4.500%, 7/01/37 – MBIA Insured
1,300	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA	1,320,345
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	590,057
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	128,550
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	228,580
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aa3	439,356
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	AA	205,508
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	A3	748,500
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,518,165
	Series 2002W, 5.125%, 7/01/27
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,050,370
	Series 2007Z-1, 5.000%, 7/01/42
5,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	5,161,656
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	910,920
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	512,006
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AA–	527,765
	11/15/22 – FGIC Insured

16,105	Total Education and Civic Organizations			16,290,648

	Health Care – 9.6% (6.2% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	BBB+	495,425
600	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB+	562,884
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	A3	764,800
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	281,055
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	2,139,457
	Series 2006, 5.000%, 7/01/32 – FSA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	A2	205,376
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AA	1,338,608
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

5,865	Total Health Care			5,787,605

	Housing/Multifamily – 2.7% (1.8% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	890,300
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	BBB+	750,555
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,750	Total Housing/Multifamily			1,640,855

	Housing/Single Family – 5.5% (3.5% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	683,655
	5.450%, 11/15/43 (Alternative Minimum Tax)
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,243,853
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	385,171
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	398,654
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	598,902
	4.650%, 11/15/27

3,550	Total Housing/Single Family			3,310,235

	Industrials – 3.2% (2.0% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,916,460
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 12.6% (8.2% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	502,895
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
495	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/08 at 101.00	BBB–	498,935
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	BBB+	633,874
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	BBB+	889,034
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	AA	443,283
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	AA	483,441
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	AA	261,648
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	AA	978,130
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	AA	1,022,320
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	AA	1,497,810
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	425,395
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

7,835	Total Long-Term Care			7,636,765

	Tax Obligation/General – 26.7% (17.3% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aa3	550,410
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aa3	550,410
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aa3	545,885
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aa3	540,283
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aa3	539,537
1,200	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,235,580
700	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	738,115
2,470	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	2,739,551
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	476,321
600	Hartford, Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	632,052
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	967,746
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	915,750
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	508,710
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AA	1,079,050
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	518,675
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	516,480
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	521,190
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,384,625
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	633,119
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	538,250

15,400	Total Tax Obligation/General			16,131,739

	Tax Obligation/Limited – 22.2% (14.3% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	924,401
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	66,150
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AA	2,880,615
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AA	1,020,650
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AA	1,018,320
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	515,305
	5.000%, 1/01/23 – FGIC Insured
1,500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,562,400
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	994,660
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	196,661
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	504,263
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds,
	Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB–	902,424
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB–	1,003,200
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB–	1,046,181
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	750,840
	Loan Note, Series 1998A, 5.500%, 10/01/22

15,385	Total Tax Obligation/Limited			13,386,070

	Transportation – 0.8% (0.5% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AA	458,716
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 22.3% (14.4% of Total Investments) (4)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	556,305
	9/15/13) – FSA Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AA (4)	3,355,468
	Series 2001G, 5.000%, 7/01/21 (Pre-refunded 7/01/11) – AMBAC Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 –	11/11 at 101.00	AA (4)	43,212
	AMBAC Insured (ETM)
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	3,258,864
	(Pre-refunded 7/01/10) – FSA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,108,870
	5.500%, 10/01/40
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,083,821
	5.125%, 6/01/24 – AMBAC Insured (ETM)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
570	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	616,871
195	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	AAA	211,035
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (4)	1,208,482
	(Pre-refunded 2/15/13) – MBIA Insured

12,565	Total U.S. Guaranteed			13,442,928

	Utilities – 4.5% (2.9% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	720,216
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
860	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	823,063
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
900	5.500%, 1/01/14 (Alternative Minimum Tax)	1/09 at 100.00	BBB	899,928
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/09 at 100.00	BBB	288,124

2,785	Total Utilities			2,731,331

	Water and Sewer – 14.3% (9.2% of Total Investments)
400	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	BBB–	339,972
	Project, Series 200.7, 5.100%, 9/01/37 – XLCA Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,279,895
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA	1,240,283
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	641,491
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	228,990
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA	2,110,332
590	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA	591,505
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AA	1,856,707
	Series, 2007A, 5.000%, 8/01/30 – MBIA Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	352,527
	2003A, 5.000%, 11/15/32

8,515	Total Water and Sewer			8,641,702

$ 94,480	Total Investments (cost $94,415,809) – 155.0%			93,523,885

	Floating Rate Obligations – (6.3)%			(3,788,000)

	Other Assets Less Liabilities – 4.3%			2,598,416

	Preferred Shares, at Liquidation Value – (53.0)% (5)			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$60,334,301

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.2)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$93,523,885	$ —	$93,523,885

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $90,610,347.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,428,015
Depreciation	(2,302,496)

Net unrealized appreciation (depreciation) of investments	$ (874,481)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008